Financial risk management objectives and policies - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 569,153	$ 541,022
Liabilities at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	130,500	139,831
Liabilities at amortized cost | Related party payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,181	8,727
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	395,825	391,830
Liabilities at amortized cost | Derivative financial instruments-economic hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at amortized cost | Derivative credit support receipts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,317	304
Liabilities at amortized cost | Other noncurrent liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	330	330
Liabilities at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	9,432
Liabilities at FVPL | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Related party payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Derivative financial instruments-economic hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	9,432
Liabilities at FVPL | Derivative credit support receipts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Other noncurrent liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0